INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 3 – INTANGIBLE ASSETS

Patents and Trademarks

The current patent and trademark portfolios consist of ten granted U.S. patents and one granted European patent validated in four countries, four pending U.S. and foreign patent applications, five registered U.S. trademarks, three registered foreign registrations, including one each in Colombia, Europe, and Mexico, and six pending U.S. and foreign trademark applications. Costs associated with the registration and legal defense of the patents have been capitalized and are amortized on a straight-line basis over the estimated lives of the patents which were determined to be 17 to 19 years. During the three months ended March 31, 2020 and 2019, the Company capitalized $7,046 and $24,435, respectively, of patent and trademarks costs. During the three months ended March 31, 2020 and 2019, the Company amortized $6,632 and $5,707, respectively, of patent and trademarks costs.

Capitalized Software

Costs incurred in connection with the development of software related to our proprietary digital products are accounted for in accordance with FASB ASC 985 “Costs of Software to Be Sold, Leased or Marketed.” Costs incurred prior to the establishment of technological feasibility are charged to research and development expense. Software development costs are capitalized after a product is determined to be technologically feasible and is in the process of being developed for market. Amortization of capitalized software costs begins once the product is available to the market. Capitalized software costs are amortized over the estimated life of the related product, generally five years, using the straight-line method. The Company will evaluate its software assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Amortization expense for capitalized software was $5,011 and $0 for the three months ended March 31, 2020 and 2019, respectively, included in General and Administrative expense in the accompanying Statements of Operations.

NOTE 3 – PATENTS AND TRADEMARKS

During the years ended December 31, 2019 and 2018, the Company capitalized $43,815 and $38,505, respectively, for patent costs and trademarks. Amortization and impairment expense for patents and trademarks was $34,294 and $20,963 for the years ended December 31, 2019 and 2018, respectively.